Commitments and Contingencies (Details) (Legal and consulting services, USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Legal and consulting services
Purchase Commitment, Description		On August 1, 2012, the Company entered a service agreement with an attorney in providing legal and consulting services as general legal counsel to the Company. The term of the agreement is for one year and expires on August 31, 2013.
Legal Fees	$ 4,000	$ 10,000